Vessels, net, Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Depreciation [Abstract]
Depreciation	$ (12,271)	$ (13,336)	$ (14,349)
Net Book Value [Abstract]
Beginning balance	361,879
Depreciation	(12,271)	(13,336)	(14,349)
Ending balance	287,178	361,879
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	409,264	409,264
Additions	28,017
Rubico Spin-off	(126,646)
Foreign currency translation differences	958
Ending balance	311,593	409,264	409,264
Accumulated Depreciation [Abstract]
Beginning balance	(47,890)	(34,554)
Additions	(1,556)
Rubico Spin-off	18,716
Foreign currency translation differences	(126)
Depreciation	(12,271)	(13,336)
Ending balance	(43,127)	(47,890)	(34,554)
Net Book Value [Abstract]
Beginning balance	361,374	374,710
Additions	26,461
Rubico Spin-off	(107,930)
Foreign currency translation differences	832
Depreciation	(12,271)	(13,336)
Ending balance	268,466	$ 361,374	$ 374,710
Vessels Financed Under Sale and Lease Agreements [Member]
Net Book Value [Abstract]
Ending balance	241,857
Vessels Mortgaged as Security [Member]
Net Book Value [Abstract]
Ending balance	$ 26,609